Document And Entity Information	Jun. 21, 2021
Document And Entity Information [Abstract]
Document Type	S-11/A
Entity Registrant Name	PHILLIPS EDISON & COMPANY, INC.
Entity Address, Address Line One	11501 Northlake Drive
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45249
City Area Code	(513)
Local Phone Number	554-1110
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001476204